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        AIM V.I. BLUE CHIP FUND

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        Shares of the fund are currently offered only to insurance company separate accounts. AIM V.I. Blue Chip Fund seeks to provide long-term growth of capital and, secondarily, current income.

        PROSPECTUS                                 AIM --Registered Trademark--
        FEBRUARY 16, 2000

                                     This prospectus contains important
                                     information. Please
                                     read it before investing and keep it
                                     for future reference.

                                     As with all other mutual fund
                                     securities, the Securities and
                                     Exchange Commission has not approved
                                     or disapproved these securities or
                                     determined whether the information
                                     in this prospectus is adequate or
                                     accurate. Anyone who tells you
                                     otherwise is committing a crime.

                                     An investment in the fund:
                                        - is not FDIC insured;
                                        - may lose value; and
                                        - is not guaranteed by a bank.

                                     The Board of Directors voted to
                                     request shareholder approval of
                                     certain items. For further
                                     information on these items, see
                                     Submission of Matters to
                                     Shareholders in the prospectus.

        [AIM LOGO APPEARS HERE]                          INVEST WITH DISCIPLINE
                                                        --Registered Trademark--
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                            AIM V.I. BLUE CHIP FUND
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TABLE OF CONTENTS
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
INVESTMENT OBJECTIVES AND STRATEGIES         1
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PRINCIPAL RISKS OF INVESTING IN THE FUND     1
- - - - - - - - - - - - - - - - - - - - - - - -

PERFORMANCE INFORMATION                      2
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FUND MANAGEMENT                              2
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The Advisor                                  2

Advisor Compensation                         2

Portfolio Managers                           2

OTHER INFORMATION                            2
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Purchase and Redemption of Shares            2

Pricing of Shares                            2

Taxes                                        3

Dividends and Distributions                  3

Submission of Matters to Shareholders        3

FINANCIAL HIGHLIGHTS                         4
- - - - - - - - - - - - - - - - - - - - - - - -

OBTAINING ADDITIONAL INFORMATION    Back Cover
- - - - - - - - - - - - - - - - - - - - - - - -

The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design and Invest with Discipline are registered service marks and AIM Bank Connection, AIM Funds, AIM Funds and Design, AIM Investor and AIM Internet Connect are service marks of
A I M Management Group Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.
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                            AIM V.I. BLUE CHIP FUND
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INVESTMENT OBJECTIVES AND STRATEGIES
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The fund's primary investment objective is long-term growth of capital with a secondary objective of current income.

  The fund seeks to meet these objectives by investing at least 65% of its total assets in the common stocks of blue chip companies. Blue chip companies are those companies that the fund's portfolio managers believe have the potential for above-average growth in earnings and that are well-established in their respective industries. The portfolio managers consider whether to sell a particular security when they believe the security no longer has that potential. The fund may invest in United States government securities, convertible securities and high-quality debt securities when the portfolio managers believe securities other than common stocks offer the opportunity for long-term growth of capital and current income. The fund may also invest up to 25% of its total assets in foreign securities.

  In anticipation of or in response to adverse market conditions, for cash management purposes, or for defensive purposes, the fund may temporarily hold all or a portion of its assets in cash, money market instruments, shares of affiliated money market funds, bonds or other debt securities. As a result, the fund may not achieve its investment objectives.

PRINCIPAL RISKS OF INVESTING IN THE FUND
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There is a risk that you could lose all or a portion of your investment in the fund and that the income you may receive from your investment may vary. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer of the stock, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

  Foreign securities have additional risks, including exchange rate changes, political and economic upheaval, the relative lack of information about these companies, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

  The fund currently participates in the initial public offering (IPO) market, and a significant portion of the fund's returns currently are attributable to its investment in IPOs, which have a magnified impact due to the fund's small asset base. As the fund's assets grow, it is probable that the effect of the fund's investment in IPOs on its total returns will decline, which may reduce the fund's total returns.

                                        1
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                            AIM V.I. BLUE CHIP FUND
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PERFORMANCE INFORMATION
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Securities and Exchange Commission (SEC) rules do not allow us to provide a bar chart and performance table for funds that do not have at least a full calendar year of performance.

FUND MANAGEMENT
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THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.

  The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 120 investment portfolios, including the fund, encompassing a broad range of investment objectives.

ADVISOR COMPENSATION

The advisor is to receive compensation from the fund calculated at the annual rate of 0.75% of the first $350 million of average daily net assets and 0.625% of average daily net assets over $350 million.

PORTFOLIO MANAGERS

The advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the day-to-day management of the fund's portfolio, all of whom are officers of A I M Capital Management, Inc., a wholly owned subsidiary of the advisor, are

- Monika H. Degan, Senior Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1995. From 1991 to 1995, she was Senior Financial Analyst for Shell Oil Co. Pension Trust.

- Joel E. Dobberpuhl, Senior Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1990.

- Jonathan C. Schoolar, Senior Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1986.

OTHER INFORMATION
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PURCHASE AND REDEMPTION OF SHARES

The fund ordinarily effects orders to purchase and redeem shares at the fund's next computed net asset value after it receives an order. Life insurance companies participating in the fund serve as the fund's designee for receiving orders of separate accounts that invest in the fund.

  The fund currently offers shares only to insurance company separate accounts. In the future, the fund may offer them to pension and retirement plans that qualify for special federal income tax treatment.

  The Board of Directors monitors for possible conflicts among separate accounts (and will do so for plans) buying shares of the fund. A fund's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.

PRICING OF SHARES

The fund prices its shares based on its net asset value. The fund values portfolio securities for which market quotations are readily available at market value. The fund values short-term investments maturing within 60 days at amortized cost, which approximates market value. The fund values all other securities and assets at their fair value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if, between the time trading ends on a particular security and the close of the New York Stock Exchange (NYSE), events occur that materially affect the value of the security, the fund may value the security at its fair value as determined in good faith by or under the supervision of the Board of Directors. The effect of using fair value pricing is that the fund's net asset value will be subject to the judgment of the Board of Directors or its designee instead of being determined by the market. Because the fund may invest in securities that are primarily listed on foreign exchanges, the value of the fund's shares may change on days when the separate account will not be able to purchase or redeem shares. The fund determines the net asset value of its shares as of the close of the NYSE on each day the NYSE is open for business.

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                            AIM V.I. BLUE CHIP FUND
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TAXES

The amount, timing and character of distributions to the separate account may be affected by special tax rules applicable to certain investments purchased by the fund. Holders of variable contracts should refer to the prospectus for their contracts for information regarding the tax consequences of owning such contracts and should consult their tax advisers before investing.

DIVIDENDS AND DISTRIBUTIONS

DIVIDENDS

The fund generally declares and pays dividends, if any, annually to separate accounts of participating life insurance companies.

The fund expects that its distributions will consist primarily of capital gains.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains (including any net gains from foreign currency transactions), if any, annually to separate accounts of participating life insurance companies.

  At the election of participating life insurance companies, dividends and distributions are automatically reinvested at net asset value in shares of that fund.

SUBMISSION OF MATTERS TO SHAREHOLDERS

At a meeting held on February 3, 2000, the Board of Directors of AIM Variable Insurance Funds, Inc. (the company), on behalf of the fund, voted to request shareholders to approve the following items that will affect the fund:

- Elect ten directors, each of whom will serve until his or her successor is elected and qualified;

- An Agreement and Plan of Reorganization which provides for the reorganization of the company, which is currently a Maryland corporation, as a Delaware business trust;

- A new advisory agreement between the company and A I M Advisors, Inc. (AIM). The principal changes to the advisory agreement are (i) the deletion of references to the provision of administrative services, and (ii) the clarification of provisions relating to delegations of responsibilities and the non-exclusive nature of AIM's services. The revised advisory agreement does not change the fees paid by the fund (except that the agreement permits the fund to pay a fee to AIM in connection with any new securities lending program implemented in the future);

- Changing the fund's fundamental investment restrictions. The proposed revisions to the fund's fundamental investment restrictions are described in the fund's statement of additional information;

- Changing the fund's investment objectives so that they are non-fundamental. If the investment objectives of the fund become non-fundamental, they can be changed in the future by the Board of Directors of the company without further approval by shareholders; and

- Ratify the selection of Tait, Weller & Baker as independent accountants.

The Board of Directors of the company has called a meeting of the fund's shareholders to be held on or about April 10, 2000 to vote on these and other proposals. Only shareholders of record as of January 20, 2000 are entitled to vote at the meeting. Proposals that are approved are expected to become effective on or about April 17, 2000.

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                            AIM V.I. BLUE CHIP FUND
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FINANCIAL HIGHLIGHTS
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The financial highlights table is intended to help you understand the fund's financial performance. Certain information reflects financial results for a single fund share.

  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

  The table shows the financial highlights for a share of the fund outstanding during the fiscal year (or period) indicated.

  This information has been audited by Tait, Weller & Baker, whose report, along with the fund's financial statements, is included in each fund's annual report, which is available upon request.

  Total return information in this table may be affected by special market factors, including the fund's investments in the initial public offering markets, which may have a magnified impact on the fund due to its small asset base. There is no guarantee that, as those fund's assets grow, it will continue to experience substantially similar performance.

                                                                FOR THE PERIOD
                                                                 DECEMBER 29,
                                                                    THROUGH
                                                               DECEMBER 31, 1999
--------------------------------------------------------------------------------
Net asset value, beginning of period                                $10.00
Income from investment operations:
  Net investment income                                               0.00
Less distributions:
  Dividends from net investment income                                  --
Net asset value, end of period                                      $10.00
Total return(a)                                                       0.00%
--------------------------------------------------------------------------------
Ratios/supplemental data:
--------------------------------------------------------------------------------
Net assets, end of period (000s omitted)                            $1,000
Ratio of expenses to average net assets(b):
  With expense waivers and reimbursement                              1.30%
  Without expense waivers and reimbursement                          12.49%
--------------------------------------------------------------------------------
Ratio of net investment income (loss) to average net
  assets(b):
--------------------------------------------------------------------------------
  With expense waivers and reimbursement                              3.07%
  Without expense waivers and reimbursement                          (8.12)%
Portfolio turnover rate                                                 --
--------------------------------------------------------------------------------

(a) Total returns are not annualized for periods less than one year.
(b) Ratios are annualized and based on average net assets of $666,531.

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                            AIM V.I. BLUE CHIP FUND
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OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the SEC, contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments.

  If you wish to obtain free copies of the fund's current SAI, please send a written request to A I M Distributors, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173 or call (800) 410-4246.

  You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

-----------------------------------
 AIM V.I. Blue Chip Fund
 SEC 1940 Act file number: 811-7452
-----------------------------------

[AIM LOGO APPEARS HERE]           www.aimfunds.com       INVEST WITH DISCIPLINE
                                                        --Registered Trademark--